CITIGROUP [LOGO]





January 5, 2004



Via EDGAR

Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      Monarch Funds
         File Nos. 33-49570: 811-6742

Ladies and Gentlemen:

On behalf of Monarch Funds, a business trust organized under the laws of the Commonwealth of Massachusetts (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933 as amended (the "Act"), the form of Prospectuses and Statement of Additional Information's with respect to Daily Assets Treasury
Fund, Daily Assets Government Fund, Daily Assets Cash Fund and Daily Assets Government Obligations Fund dated December 31, 2003 that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the amendment to the Registration Statement of the Registrant which was filed electronically by EDGAR on December 31, 2003, accession number 0001004402-03-000653.

If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6228.

Sincerely,

/s/ Patrick J. Keniston

Patrick J. Keniston
Forum Administrative Services

Enclosure

FORUM FINANCIAL GROUP  TWO PORTLAND SQUARE  PORTLAND, MAINE 04101  TEL: 207-879-1900  FAX: 207-879-8913